SEGMENT INFORMATION (Schedule of Revenue by Customers Geographical Area) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers		$ 61,555	$ 56,832	$ 62,521
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers		29,917	32,282	35,557
Asia / Africa [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers		24,775	18,909	20,401
Europe (including Ireland) [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	[1]	$ 6,863	$ 5,641	$ 6,563

[1]	Revenue from customers in Ireland is not disclosed separately due to the immateriality of these revenues.